BUSINESS COMBINATION (Details) $ in Thousands			12 Months Ended
	Oct. 22, 2020 shares	Jul. 15, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2020 USD ($)
Business Acquisition [Line Items]
Payments to acquire business | $			$ 2,799	$ 56,620
Repayments of debt | $			$ 5,641	2,775
Unit redemption rights ratio			1
Voting ownership in the company			55.20%
Refund of preclosing taxes to be paid to Sellers			100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing			2 years
Deferred tax asset | $			$ 11,924
Short-term Tax Receivable Agreement liability | $			510	0
Additional paid-in capital | $			$ (48,027)	$ 0	$ (50,271)
Common stock outstanding (in shares)			0
Warrants outstanding (in shares)			13,999,998
Blocker Corp
Business Acquisition [Line Items]
Payments to acquire business | $		$ 57,300
Cash acquired from acquisition | $		$ 30,000
Unit redemption rights ratio		1
Leo
Business Acquisition [Line Items]
Warrants issued (in shares)		2,000,000.0
Class A Common Stock
Business Acquisition [Line Items]
Economic ownership in company			100.00%
Voting ownership in the company			55.50%
Common stock outstanding (in shares)			32,392,576	0
Class A Common Stock | Blocker Corp
Business Acquisition [Line Items]
Warrants issued (in shares)		2,000,000.0
Class A Common Stock | Leo | IPO
Business Acquisition [Line Items]
Warrants issued (in shares)		10,000,000.0
Class B Common Stock
Business Acquisition [Line Items]
Economic ownership in company			0.00%
Voting ownership in the company			44.50%
Common stock outstanding (in shares)			25,999,464	0
Class B Common Stock | Blocker Corp
Business Acquisition [Line Items]
Shares issued (in shares)		25,857,070
Class C common stock
Business Acquisition [Line Items]
Common stock outstanding (in shares)			0	0
Class C common stock | Blocker Corp
Business Acquisition [Line Items]
Shares issued (in shares)		17,937,954
Blocker Corp
Business Acquisition [Line Items]
Deferred tax asset | $			$ 20,100
Income taxes receivable | $			199
Tax receivable agreement, liability | $			16,300
Short-term Tax Receivable Agreement liability | $			510
Additional paid-in capital | $			4,000
Acquisition costs | $			$ 2,400
Line of Credit | DMSH
Business Acquisition [Line Items]
Repayments of debt | $		$ 10,000
PIPE Investors | Class A Common Stock
Business Acquisition [Line Items]
Common stock, subscribed (in shares)		10,424,282
Sale of stock consideration received | $		$ 100,000
Blocker Corp
Business Acquisition [Line Items]
Other ownership interests, units outstanding (in shares)		32,293,793
Blocker Corp | Class A Common Stock
Business Acquisition [Line Items]
Shares issued (in shares)	98,783
Prism and Clairvest Direct Seller | DMSH
Business Acquisition [Line Items]
Economic ownership in company		44.00%
Prism and Clairvest Direct Seller | DMS
Business Acquisition [Line Items]
Voting ownership in the company		44.00%
Prism and Clairvest Direct Seller | DMSH
Business Acquisition [Line Items]
Shares issued (in shares)	142,394
Prism and Clairvest Direct Seller | Class B Common Stock
Business Acquisition [Line Items]
Shares issued (in shares)	142,394
Other ownership interests, units outstanding (in shares)		25,857,070